Note 16 - Contingencies (Details) - Indemnification Agreement [Member]	Nov. 30, 2015 CAD
Note 16 - Contingencies (Details) [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	CAD 1,455,000
Threshold Amount [Member]
Note 16 - Contingencies (Details) [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	CAD 50,000